Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
M.	INCOME TAXES

The Company’s tax rate is based on income and statutory tax rates in the various jurisdictions in which the Company operates. Tax law requires certain items to be included in the Company’s tax returns at different times than the items reflected in the Company’s financial statements. As a result, the Company’s annual tax rate reflected in its financial statements is different than that reported in its tax returns. Some of these differences are permanent, such as expenses that are not deductible in the Company’s tax return, and some differences reverse over time, such as depreciation expense. These temporary differences create deferred tax assets and liabilities. The Company establishes valuation allowances for its deferred tax assets if, based on the available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The components of the Company’s income before income taxes include the following:

Year Ended December 31,	2012	2011	2010

Domestic	$786.6	$607.0	$186.3
Foreign	842.3	899.9	474.0

	$1,628.9	$1,506.9	$660.3

The components of the Company’s provision for income taxes include the following:

Year Ended December 31,	2012	2011	2010
Current provision:
Federal	$126.2	$.4	$24.5
State	31.5	20.5	8.2
Foreign	207.9	219.6	123.7

	365.6	240.5	156.4
Deferred provision (benefit):
Federal	134.4	207.8	24.6
State	9.5	3.4	(7.1)
Foreign	7.8	12.9	28.8

	151.7	224.1	46.3

	$517.3	$464.6	$202.7

Tax benefits recognized for net operating loss carryforwards were $3.2, $8.1 and $1.6 for the years ended 2012, 2011 and 2010, respectively.

A reconciliation of the statutory U.S. federal tax rate to the effective income tax rate is as follows:

	2012	2011	2010
Statutory rate	35.0%	35.0%	35.0%
Effect of:
Tax on foreign earnings	(3.1)	(3.3)	(3.9)
Other, net	(.1)	(.9)	(.4)

	31.8%	30.8%	30.7%

The Company has not provided a deferred tax liability for the temporary differences of approximately $3,900.0 related to the investments in foreign subsidiaries that are considered to be indefinitely reinvested. The amount of the deferred tax liability would be approximately $740.0 as of December 31, 2012.

Included in domestic taxable income for 2012, 2011 and 2010 are $256.0, $311.0 and $169.0 of foreign earnings, respectively, which are not indefinitely reinvested, for which domestic taxes of $22.1, $28.5 and $16.5, respectively, were provided as the difference between the domestic and foreign rate on those earnings.

At December 31, 2012, the Company had net operating loss carryforwards of $426.3, of which $192.7 related to foreign subsidiaries and $233.6 related to states in the U.S. The related deferred tax asset was $64.2. The carryforward periods range from five years to indefinite, subject to certain limitations under applicable laws. The future tax benefits of net operating loss carryforwards are evaluated on a regular basis, including a review of historical and projected operating results.

The tax effects of temporary differences representing deferred tax assets and liabilities are as follows:

At December 31,	2012	2011
Assets:
Accrued expenses	$179.9	$138.6
Postretirement benefit plans	64.4	94.1
Net operating loss carryforwards	64.2	58.6
Allowance for losses on receivables	50.4	50.1
Tax credit carryfowards		15.8
Other	83.3	89.1

	442.2	446.3
Valuation allowance	(21.2)	(16.4)

	421.0	429.9

Liabilities:
Financial Services leasing depreciation	(775.8)	(721.8)
Depreciation and amortization	(241.4)	(161.3)
Other	(14.1)	(12.1)

	(1,031.3)	(895.2)

Net deferred tax liability	$(610.3)	$(465.3)

The balance sheet classification of the Company’s deferred tax assets and liabilities are as follows:

At December 31,	2012	2011
Truck, Parts and Other:
Other current assets	$151.2	$126.0
Other noncurrent assets, net	40.9	126.3
Accounts payable, accrued expenses and other	(1.7)	(1.0)
Other liabilities	(90.7)	(41.0)
Financial Services:
Other assets	72.4	55.1
Deferred taxes and other liabilities	(782.4)	(730.7)

Net deferred tax liability	$(610.3)	$(465.3)

Cash paid for income taxes was $448.2, $284.0 and $82.9 in 2012, 2011 and 2010, respectively.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2012	2011	2010
Balance at January 1	$18.3	$43.1	$37.0
Additions for tax positions related to the current year	1.0	.9	2.5
Additions for tax positions related to prior years	9.9	5.6	23.9
Reductions for tax positions related to prior years	(5.2)	(22.9)	(10.7)
Reductions related to settlements	(.3)	(7.7)	(.4)
Lapse of statute of limitations	(.3)	(.7)	(9.2)

Balance at December 31	$23.4	$18.3	$43.1

The Company had $23.4 and $18.3 of unrecognized tax benefits, of which $1.9 and $2.0 would impact the effective tax rate, if recognized, as of December 31, 2012, and 2011, respectively.

The Company recognized $1.0 of expense, $2.1 of income and $1.8 of expense related to interest and penalties for the years ended December 2012, 2011 and 2010, respectively. Accrued interest expense and penalties were $6.7 and $5.7 at December 31, 2012 and 2011, respectively. Interest and penalties are classified as income taxes in the Consolidated Statements of Income.

The Company does not anticipate that there will be a material increase or decrease in the total amount of unrecognized tax benefits in the next twelve months. As of December 31, 2012, the United States Internal Revenue Service has completed examinations of the Company’s tax returns for all years through 2008. The Company’s tax returns for other major jurisdictions remain subject to examination for the years ranging from 2005 through 2012.